Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases

Note K – Leases

The Company is obligated under certain operating leases for its facilities and office equipment. Certain facility leases contain predetermined fixed escalation of minimum rents at rates ranging from 1.96% to 4.00% per annum and renewal options that could extend certain leases up to an additional nine years; the office equipment lease contains a renewal option that could extend the lease to consecutive 60-day terms and a purchase option.

During the Successor 2021 Period, the Company negotiated the early termination of a lease agreement for office space located in Littleton, Colorado. With an original termination date in December 2027, the early termination reduced the Company’s total future minimum lease obligations by $1.6 million.

As of December 31, 2021, the future annual minimum lease payments for operating leases are as follows:

ar
Year	Total
2022	$4,330
2023	4,517
2024	4,625
2025	4,015
2026	3,030
Thereafter	5,772
Total future annual minimum lease payments	$26,289

The Company records rent expense on a straight-line basis over the life of the lease. The table below presents the rent expense under all leases for the following periods:

	Successor		Predecessor
		Period from	Period from
	Year Ended	February 10, 2020 to	January 1, 2020 to
	December 31, 2021	December 31, 2020	June 21, 2020
Rent expense on leases	$3,424	$1,091	$228